Note 24 Condensed consolidated Income Statement impact (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Consolidated income statement impact [Line Items]
Interest Income And Expense Post employment and other employee benefit commitments	€ 74	€ 60
Personnel expense consolidated income statement impact	130	100
Defined contribution plan expense	95	72
Defined benefit plans expense	34	28
Net provisions pension and other post employment commitments	(2)	3
Total consolidated income statement impact	€ 201	€ 163